SHARE OPTIONS AND WARRANTS (Details Narrative)	1 Months Ended							12 Months Ended
	Feb. 28, 2022 shares $ / shares	May 31, 2021 shares $ / shares	Jul. 31, 2020 shares $ / shares	May 31, 2020 shares $ / shares	Apr. 30, 2020 shares $ / shares	Mar. 31, 2020 shares $ / shares	May 31, 2019 shares $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 GBP (£) shares	Mar. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of option were exercised											250,000
Fair value charge of share option instruments deemed | $								$ 1,649,386	$ 2,072,515
Share based payment charge | $								1,273,716	1,718,727
Share based payment charge forfeiture | $								$ 12,412	$ 19,149
Weighted average contractual life of options outstanding								5 years 8 months 23 days	7 years 9 months 7 days	7 years 9 months 7 days
Warrants granted									147,969,396	147,969,396
Warrants exercised									147,969,396	147,969,396
Warrants exercised on cashless basic								242,716,000
Warrants exercised on issuances								238,543,360
Number of warrants granted or exercised								0
Proceeds from warrants exercised | £										£ 1,045,332
Convertible loan notes [member]
IfrsStatementLineItems [Line Items]
Warrants granted		76,605,760
Weighted average exercise price, granted | $ / shares		$ 0.4
Warrants exercised	39,605,760
Warrants exercised on cashless basic	37,000,000
Warrants exercised on price reduction offer | $ / shares	$ 0.012
Warrants exercised on issuances	36,445,000
Convertible loan notes one [member]
IfrsStatementLineItems [Line Items]
Warrants granted	165,176,000
Weighted average exercise price, granted | $ / shares	$ 0.4
Warrants exercised	165,176,000
Warrants exercised on price reduction offer | $ / shares	$ 0.012
Warrants exercised on issuances	162,698,360
Lieu of professional fees [member]
IfrsStatementLineItems [Line Items]
Warrants granted				909,090
Weighted average exercise price, granted | $ / shares				$ 2.75
Lieu of broker-fees [member]
IfrsStatementLineItems [Line Items]
Warrants granted			750,000
Weighted average exercise price, granted | $ / shares			$ 14
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Share based payment charge | $								$ 28,963	$ 61,721
Consideration paid (received) | $								$ 35,000,000
[custom:WarrantsExercisablePricePerShare] | $ / shares								$ 4.5
[custom:WarrantsExercisableDate]								Jul. 17, 2023
Warrants granted									241,781,760	241,781,760
Weighted average exercise price, granted | $ / shares									$ 0.5
Warrants exercised									(390,145,396)	(390,145,396)
Fair value of warrants | $								$ 11,194	$ 43,348
Private placements [member]
IfrsStatementLineItems [Line Items]
Warrants granted	39,400,000				36,174,870	40,000,000	36,363,636
Weighted average exercise price, granted | $ / shares	$ 0.012				$ 0.55	$ 0.55	$ 1.35
Private placements one [member]
IfrsStatementLineItems [Line Items]
Warrants granted						35,825,130
Weighted average exercise price, granted | $ / shares						$ 0.55